Note 8 - Stockholders' Equity (Details) (USD $)	1 Months Ended	0 Months Ended	1 Months Ended	6 Months Ended		12 Months Ended			31 Months Ended		1 Months Ended					6 Months Ended		12 Months Ended			6 Months Ended		11 Months Ended	23 Months Ended	29 Months Ended	0 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended		36 Months Ended			29 Months Ended
	Mar. 20, 2013	Feb. 13, 2012	Aug. 31, 2010	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013	Oct. 30, 2005	Aug. 31, 2010 Intuitive Surgical [Member]	Aug. 16, 2010 Intuitive Surgical [Member]	Dec. 14, 2010 When Stock Price is Above $1.00 Per Share [Member] Aspire Capital [Member]	Dec. 14, 2010 When Stock Price is Above $2.25 Per Share [Member] Aspire Capital [Member]	Dec. 14, 2010 When Stock Price is Above $3.50 Per Share [Member] Aspire Capital [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2013 Restricted Stock [Member]	Jun. 30, 2013 Restricted Stock [Member]	Jun. 30, 2012 Restricted Stock [Member]	Jun. 30, 2011 Restricted Stock [Member]	Dec. 31, 2013 ATM [Member]	Dec. 31, 2012 ATM [Member]	Jun. 30, 2012 ATM [Member]	Jun. 30, 2013 ATM [Member]	Dec. 31, 2013 ATM [Member]	Feb. 13, 2010 Aspire Capital [Member]	Dec. 14, 2010 Aspire Capital [Member]	Feb. 13, 2010 Aspire Capital [Member]	Dec. 31, 2010 Aspire Capital [Member]	Jun. 30, 2012 Aspire Capital [Member]	Jun. 30, 2011 Aspire Capital [Member]	Jun. 30, 2013 Aspire Capital [Member]	Dec. 31, 2013 Aspire Capital [Member]	Dec. 14, 2010 Aspire Capital [Member]	Dec. 31, 2013 Maximum [Member]
Note 8 - Stockholders' Equity (Details) [Line Items]
Excess Stock, Shares Authorized (in Shares)				130,000,000		80,000,000	70,000,000		80,000,000
Common Stock, Shares Authorized (in Shares)				125,000,000		75,000,000	65,000,000		75,000,000				100,000	200,000	300,000																			4,930,747
Preferred Stock, Shares Authorized (in Shares)				5,000,000		5,000,000	5,000,000		5,000,000																								5,000,000
Stock Issued During Period, Shares, New Issues (in Shares)	14,251,368	9,091,000							1,350,000												335,910	414,099	31,494	445,593	781,503					450,000	900,000	1,478,808
Sale of Stock, Price Per Share (in Dollars per share)	$ 1.05	$ 1.65				$ 3.23			$ 3.23
Proceeds from Issuance of Common Stock	$ 14,000,000	$ 13,900,000		$ 333,000	$ 817,000	$ 14,741,000	$ 15,068,000	$ 5,083,000	$ 4,400,000		$ 2,000,000
Stock Issued During Period, Value, New Issues																					300,000	700,000	100,000	800,000	1,100,000					1,100,000	3,100,000				10,000,000
Common Stock, Value, Issued				51,000		51,000	37,000		51,000			3,000,000																						966,000
Common Stock, Shares, Issued (in Shares)				51,482,524		51,068,614	36,511,388		51,068,614			1,249,541																						295,567
Redemption Premium			1,000,000
Common Stock Authorized Value																											10,000,000
Payments of Stock Issuance Costs																													134,000
Shares Returned to Company (in Shares)																										166,759
Share Price (in Dollars per share)																												$ 1.38
Value of Shares Returned to Company																												230,000
Stock Issued During Period, Shares, Issued for Services (in Shares)																																128,808
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)										6,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				4 years 124 days		3 years 295 days										3 years 36 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value						0	1,116,000		0							0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value						0	1,093,000		0							0	44,000	46,000	81,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value						0	769,000		0							0	91,000	66,000	80,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term						3 years 109 days	3 years 292 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)				$ 0.83		$ 1.03	$ 1.45	$ 1.27
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value				0		4,000	122,000	91,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value				852,000		746,000	734,000	706,000									92,000	75,000	73,000	189,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested																	$ 45,000	$ 51,000	$ 86,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)																	$ 1.18	$ 1.43	$ 1.82
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)																	78,000	48,000	86,000	0